Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interests in associates and joint ventures [abstract]
Schedule of interests in associates and joint ventures

(in millions of euros)
Company	Main activity	Main co-%		December 31,	December 31,	December 31,
		shareholders	interest	2021	2020	2019
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%	1,049	—	—
Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50%	298	—	—
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%	65	70	83
Other				10	10	5
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%	2	—	—
Savoie connectée	Fiber infrastructure operator	Covage (70%)	30%	7	5	—
IRISnet	Telecommunications operator in Belgium	MRBC (54%)	22%	6	5	5
Odyssey Music Group (Deezer)	Streaming platform	AI European Holdings SARL (45%)	11%	—	5	7
Other				3	2	3
TOTAL				1,440	98	103

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2021	2020	2019
Interests in associates - in the opening balance	98	103	104
Dividends	(3)	(4)	(2)
Share of profits (losses)	3	(2)	8
Impairment	—	(0)	(0)
Change in components of other comprehensive income	3	—	—
Changes in the scope of consolidation(1)	1,345	0	2
Translation adjustment	(4)	(12)	(4)
Reclassifications and other items	(3)	13	(5)
Interests in associates - in the closing balance	1,440	98	103

Schedule of operations performed between the Group and the interests in associates and joint ventures

(in millions of euros)	December 31, 2021
	Orange	Swiatłowod
	Concessions	Inwestycje Sp. z o.o.
Assets(1)

Non-current assets	3,029	168
Current assets	519	171
Total assets	3,548	339

Liabilities(2)

Shareholder's equity	1,991	257
Non-current liabilities	1,054	45
Current liabilities	502	36
Total equity and liabilities	3,548	339

Income statement

Revenue	112	7
Operating income	(16)	(3)
Finance costs, net	(5)	16
Net income	(14)	10

(1) The assets are recognized by Orange Concessions in accordance with the provisions of IFRIC 12 “Service Concession Arrangements.”

(2) Orange Concessions has contracted bank loans during the period to finance the activity.